Capital assets - Recovery Amounts (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022 $ / bbl $ / $
2022
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2022 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		100.50
2022 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		95.00
2023
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2023 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		89.50
2023 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		85.00
2024
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2024 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		79.64
2024 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		75.64
2025
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2025 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		81.23
2025 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		77.15
2026
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2026 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		82.86
2026 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		78.70
2027
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2027 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		84.51
2027 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		80.27
2028
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2028 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		86.21
2028 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		81.88
2029
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2029 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		87.94
2029 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		83.52
2030
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
2030 | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		89.69
2030 | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		85.19
2031 and beyond
Disclosure of Capital assets [Line Items]
Exchange rate (CAD/USD) | $ / $		0.80
Commodity price forecast inflation rate percentage	2.00%
2031 and beyond | Brent Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		91.48
2031 and beyond | WTI Crude ($US/bbl) (1)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts		86.89